Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 9– Shareholders’ Equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.
In August 2017, the Company sold 332,038 ordinary shares at a price of $7.10 in a registered direct offering, and in a concurrent private placement to two of the Company’s directors sold 49,295 ordinary shares at the same price. The aggregate net proceeds received from the offering was approximately $2.7 million.

3.
On May 31, 2016, the Company entered into a Controlled Equity Offering Sales Agreement (the "Cantor Sales Agreement") with Cantor Fitzgerald & Co., as the Company’s sales agent (“Cantor Fitzgerald”), to issue and sell, from time to time through Cantor Fitzgerald, ordinary shares having an aggregate offering price of up to $16 million. Under the Cantor Sales Agreement, the Company was entitled to sell ordinary shares by any method permitted by law and deemed to be an “at-the-market” offering, as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. The Company was not obligated to make any sales under the Cantor Sales Agreement. The Cantor Sales Agreement was terminated during December, 2017. As of the termination of the agreement, the Company sold 1,712,369 ordinary shares under the Cantor Sales Agreement for total net proceeds of approximately $11.0 million

4.
On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the "Stifel Sales Agreement") with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent (“Stifel”). Pursuant to the prospectus relating to the Company’s shelf registration statement on Form F-3 filed with the SEC on March 26, 2018 (File No. 333-223923) the Company may offer and sell, from time to time through Stifel, its ordinary shares having an aggregate offering price of up to $35 million.  As of December 31, 2018, the Company sold 863,545 ordinary shares under the Stifel Sales Agreement for total net proceeds of approximately $8.6 million.

5.
On April 5, 2018, the Company sold to Biotechnology Value Fund, L.P. and certain of its affiliates in a registered direct offering 1,000,000 ordinary shares and warrants to purchase 1,000,000 ordinary shares, for a purchase price of $6.00 per share and related warrant. Each warrant may be exercised at any time and from time to time through and including the one-year anniversary of the initial exercise date at an exercise price of $15.00 per share, subject to certain adjustments. The net proceeds to the Company, after deducting offering expenses, were $5.96 million.

6.
On June 22, 2018, the Company completed an underwritten public offering of 5,000,000 ordinary shares, at a public offering price of $15.00 per share. The net proceeds to the Company, after deducting the underwriting discounts and commissions and offering expenses, were $70.3 million.

B.	Stock-based compensation

1.
The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2018, a total of 784,087 shares were reserved for issuance under the 2013 Plan. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, and August 30, 2018 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of restricted stock units (“RSUs”) to the Company's officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	A summary of the status of the Company’s option plans as of December 31, 2018 and 2017 and changes during the years then ended are presented below:

	2018		2017
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	2,106,930	$4.01	2,421,106	$3.80
Granted	763,500	$10.75	226,000	$4.86
Forfeited	(101,250)	$10.70	(160,000)	$6.95
Exercised	(420,126)	$2.45	(380,176)	$1.39
Outstanding at end of year	2,349,054	$5.92	2,106,930	$4.01
Options exercisable at year end	1,356,377	$3.51	1,406,074	$2.69

As of December 31, 2018, and 2017, the weighted-average remaining contractual term of the outstanding and exercisable options, excluding the 38,637 options granted in 2002 that have no expiration date, is 7.29 and 6.95 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2018, 2017 and 2016 is $8.19, $4.86, and $3.76 respectively.

As of December 31, 2018, a total of the 1,550,612 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $5.8 million; while as of December 31, 2017 a total of 2,096,714 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $11.4 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2018 and 2017 is approximately $6.5 million and $3.1 million, respectively, and is expected to be recognized over a weighted-average period of 3.1 years and 1.9 years, respectively.

For the years ended 2018, 2017 and 2016, the Company recorded a total of $1.8 million, $1.4 million, and $1.6 million of stock-based compensation expenses, in connection with the above-mentioned option.

During 2016, the Company issued a total of 78,750 RSUs. Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over four years. As of December 31, 2018, a total of 41,462 ordinary shares were issued upon vesting of 45,309 RSUs and a total of 13,869 RSUs were outstanding, while as of December 31, 2017, a total of 30,932 ordinary shares were issued upon vesting of 30,932 RSUs and a total of 32,348 RSUs were outstanding.

3.
For the years 2018, 2017 and 2016, with respect to the above-mentioned RSUs, the Company recorded stock-based compensation expenses in the amount of $94 thousand,  $105 thousand and $124 thousand, respectively. All of the above-mentioned stock-based compensation expenses are recorded under the G&A expenses.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2018 and 2017 is approximately $99 thousand and $193 thousand, respectively, and is expected to be recognized over a weighted-average period of one year and two years, respectively.